Share Based Compensation - Share Options Rollforward (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding
Beginning balance (shares)	570,309	0
Granted (shares)	1,513,218	570,537
Exercised (shares)	0	0
Canceled or forfeited (shares)	(18,046)	(228)
Ending balance (shares)	2,065,481	570,309
Shares Exercisable (shares)		166,262
Vested and expected to vest (shares)		2,065,481
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price
Beginning balance (weighted average exercise price)	$ 0.51	$ 0.00
Granted (weighted average exercise price)	13.33	0.51
Exercised (weighted average exercise price)	0.00	0.00
Canceled or forfeited (weighted average exercise price)	4.99	0.00
Ending balance (weighted average exercise price)	$ 9.87	0.51
Exercisable (weighted average exercise price)		0.52
Vested or expected to vest (weighted average exercise price)		$ 9.87
Options outstanding (weighted- average remaining contractual term years)	9 years 4 months 6 days	9 years 8 months 23 days
Options exercisable (weighted- average remaining contractual term years)		8 years 8 months 23 days
Vested and expected to vest (weighted- average remaining contractual term years)		9 years 4 months 6 days
Options outstanding (aggregate intrinsic value)	$ 43,146	$ 2,024
Options exercisable (aggregate intrinsic value)		5,022
Options vested and expected to vest (aggregate intrinsic value)		$ 43,146